ACQUISTITIONS AND INVESTMENTS - Pelen Limited Liability (Details) - USD ($)			3 Months Ended		12 Months Ended
	Aug. 26, 2021	Sep. 01, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Proceeds from the issuance of common stock			$ 0	$ 18,020,000	$ 27,399,999	$ 4,197,622
Change in estimated fair value of contingent forward asset					0	765,880
Pelen option					$ 200,000	$ 100,000
Pelen LLC
Schedule of Equity Method Investments [Line Items]
Membership interest		75.00%
Pelen, LLC
Schedule of Equity Method Investments [Line Items]
Option fee, first year	$ 100,000	$ 100,000
Option term	1 year	1 year
Purchase price, first year	$ 4,400,000	$ 3,750,000